Asset Impairment, Restructuring and Other Special Charges	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Asset Impairment, Restructuring and Other Special Charges
Note 6. Asset Impairment, Restructuring and Other Special Charges
Our total charges related to asset impairment, restructuring and other special charges, including integration of acquired businesses, in the unaudited condensed consolidated and combined statements of operations consisted of the following:

	Three Months Ended March 31,
	2019	2018
Cash expense:
Severance and other	$0.5	$0.1
Integration	20.4	2.8
Facility exit costs	—	(0.5)
Total cash expense	20.9	2.4
Non-cash expense:
Asset impairment	4.0	—
Total non-cash expense	4.0	—
Total expense	$24.9	$2.4

Restructuring
We historically participated in Lilly's cost-reduction initiatives, which resulted in restructuring charges in the period prior to our IPO. The restructuring costs include severance and other costs incurred as a result of actions taken to reduce our cost structure.
Integration
Integration and other costs primarily represent costs related to our integration efforts as a result of our acquired businesses and costs to stand our organization up to be an independent company.
Facility exit costs
Facility exit costs primarily represent contract termination costs and reserves for costs related to facilities which we have exited.
Asset impairment
Asset impairment recognized during the three months ended March 31, 2019 resulted from the adjustment to fair value of intangible assets that were subject to product rationalization.
The following table summarizes the activity in our reserves established in connection with these restructuring activities:

	Facility exit costs	Severance	Total
Balance at December 31, 2017	$34.9	$43.1	$78.0
Charges	—	0.1	0.1
Reserve adjustments	(0.2)	—	(0.2)
Cash paid	(6.7)	(13.6)	(20.3)
Balance at March 31, 2018	$28.0	$29.6	$57.6

Balance at December 31, 2018	$9.3	$35.1	$44.4
Charges	—	0.5	0.5
Cash paid	(0.3)	(7.3)	(7.6)
Balance at March 31, 2019	$9.0	$28.3	$37.3
Substantially all of the reserves are expected to be paid in the next twelve months. We believe that the reserves are adequate.

Asset Impairment, Restructuring and Other Special Charges
The Company's total charges related to asset impairment, restructuring and other special charges, including integration of acquired businesses, in our consolidated and combined statements of operations consisted of the following for the years ended December 31:

	2018	2017	2016
Cash expense:
Severance and other	$15.5	$162.0	$42.1
Integration	26.5	90.3	154.8
Facility exit costs	5.7	31.8	13.2
Total cash expense	47.7	284.1	210.1
Non-cash expense:
Asset impairment	81.9	110.6	98.3
Total non-cash expense	81.9	110.6	98.3
Gain on sale of fixed assets	(0.8)	(19.6)	—
Total expense	$128.8	$375.1	$308.4
Restructuring
We historically participated in Lilly’s cost-reduction initiatives, which resulted in restructuring charges in the period prior to our IPO. The restructuring charges include severance and other costs associated with the reduction of our workforce, including special termination benefits recognized in 2017 associated with the U.S. voluntary early retirement program offered by Lilly, related to our employees and pension curtailment costs and facility exit costs. We also recorded certain impairment charges related to the activities as described below.
During December 2018, we initiated a restructuring program to streamline our international operations, including shifting focus and resources to priority areas. Among other actions, the restructuring reflects a change from having a physical location to a distribution model in certain countries in connection with our separation from Lilly and resulted in the recognition of severance costs.  In addition, as part of our ongoing activities to separate fully from Lilly, we wrote off certain assets that we have determined will not be utilized in the business on an ongoing basis. We expect to substantially complete the restructuring activities by December 2019.
Integration costs
Integration costs recognized during the years ended December 31, 2018, 2017 and 2016 were related to our integration efforts as a result of our acquired businesses and costs to stand our organization up to be an independent company.
Asset impairment
Asset impairment recognized during the year ended December 31, 2018 includes $22.5 million of intangible asset impairments and $59.4 million of other asset impairments. The intangible asset impairments primarily related to revised projections of fair value due to product rationalization. The fixed asset impairments were primarily due to the decision to dispose of a manufacturing facility in the U.S., the suspension of commercial activities for Imrestor® and the write-off of certain idle assets in a U.S. manufacturing facility. See Note 11 for further detail relating to intangible asset impairments.
Asset impairment recognized during the year ended December 31, 2017 resulted primarily from intangible asset impairments related to revised projections of fair value due to product rationalization and to a lesser extent competitive pressures.
Asset impairment recognized during the year ended December 31, 2016 resulted from intangible asset impairments due to product rationalization and to charges related to site closures resulting from our acquisition and integration of Novartis AH, including the closure of a manufacturing facility in Ireland in 2016.
Gain on sale
The gain on sale of fixed assets for the year ended December 31, 2017 represents a gain on the disposal of a site that was previously closed as part of the acquisition and integration of Novartis Animal Health beginning on January 1, 2015.
The following table summarizes the activity in our reserves established in connection with these restructuring activities:

	Exit costs	Severance	Total
Balance at December 31, 2016	$11.5	$26.6	$38.1
Charges	31.8	162.0	193.8
Reserve adjustment	1.4	(3.9)	(2.5)
Cash paid	(9.8)	(141.6)	(151.4)
Balance at December 31, 2017	34.9	43.1	78.0
Charges	11.7	15.5	27.2
Separation adjustment	(5.9)	—	(5.9)
Reserve adjustment	(6.0)	—	(6.0)
Cash paid	(25.4)	(23.5)	(48.9)
Balance at December 31, 2018	$9.3	$35.1	$44.4
Substantially all of the reserves are expected to be paid in the next twelve months. We believe that the reserves are adequate.